UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND



THE RICE HALL JAMES FUNDS

ANNUAL REPORT                                                   OCTOBER 31, 2005

--------------------------------------------------------------------------------



                        RICE HALL JAMES MID CAP PORTFOLIO

                     RICE HALL JAMES SMALL/MID CAP PORTFOLIO

                       RICE HALL JAMES MICRO CAP PORTFOLIO



                                 [LOGO OMITTED]










                               INVESTMENT ADVISER:

                        RICE HALL JAMES & ASSOCIATES, LLC

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS
                                                                OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder's Letter......................................................    1

Statements of Net Assets
     Mid Cap..............................................................    9
     Small/Mid Cap........................................................   12

Summary Schedule of Investments
     Micro Cap............................................................   15

Statements of Operations..................................................   19

Statements of Changes in Net Assets
     Mid Cap..............................................................   20
     Small/Mid Cap........................................................   21
     Micro Cap............................................................   22

Financial Highlights
     Mid Cap..............................................................   23
     Small/Mid Cap........................................................   24
     Micro Cap............................................................   25

Notes to Financial Statements.............................................   26

Report of Independent Registered Public Accounting Firm...................   32

Trustees and Officers of The Advisors' Inner Circle Fund..................   34

Disclosure of Fund Expenses...............................................   42

Approval of Investment Advisory Agreements................................   44

Notice to Shareholders....................................................   46

Shareholder Voting Results................................................   47




The RHJ Funds file their complete schedule of fund holdings with the Security and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER'S LETTER
--------------------------------------------------------------------------------

RHJ MID CAP PORTFOLIO
---------------------
The performance of the Rice Hall James Mid Cap Portfolio (the "Fund") as of October 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                           CALENDAR
AS OF OCTOBER 31, 2005           3 MONTHS      6 MONTHS       YTD      ONE YEAR
                                 --------     ---------    ---------   ---------
RHJ MID CAP                       -3.61%        8.19%        5.09%      12.55%
--------------------------------------------------------------------------------
Russell Midcap Index              -2.41%       10.56%        6.76%      18.09%
--------------------------------------------------------------------------------
NOTE: FUND RETURNS ARE NET OF FEES.

For the one year period ending October 31, 2005, the RHJ Mid Cap Portfolio's 12.55% return lagged the Russell Midcap Index return by 5.54%. The lion's share of the performance shortfall came early in the past fiscal year, specifically November and December of 2004. In that short two-month period, the market shot up 10%, returning to the same speculative stocks that led 2003's huge market run. Our stable growth investment style rarely participates fully in a low quality rally and consequently was up just 6% in that two-month period. Calendar Year-to-Date results are looking encouraging and may be signaling an end to the market's fascination with risk. Stable growth, after a 3-year hiatus, may finally be on its way to regaining its appropriate premium valuation.

Regarding sector exposure, a continued underweight in FINANCIALS (just 4% of the Fund) benefited the Fund's returns in Fiscal 2005 as this market sector was weak in the Russell Midcap benchmark index. The Energy sector, on the other hand, was very strong in both the Index and the Fund, up over 60% for the year. The Fund was overweight Energy at nearly 10% of the total assets. Both these positives were offset by lagging performance in INDUSTRIALS, MATERIALS and HEALTH CARE. Stock selection in these lagging sectors was hampered due to our focus on stable, consistent growth. Performance leadership in this market has been in riskier, more cyclical companies.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

RHJ SMALL/MID CAP PORTFOLIO
---------------------------
The performance of the Rice Hall James Small/Mid Cap Portfolio (the "Fund") as of October 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                          CALENDAR
AS OF OCTOBER 31, 2005           3 MONTHS     6 MONTHS       YTD      ONE YEAR
                                 --------     --------    ---------   ---------
RHJ SMALL/MID CAP                 -3.05%        7.93%       -0.20%       9.01%
--------------------------------------------------------------------------------
Russell 2000 Index                -4.60%       12.25%        0.17%      12.08%
--------------------------------------------------------------------------------
Russell Midcap Index              -2.41%       10.56%        6.76%      18.09%
--------------------------------------------------------------------------------
50% Russell 2000 Index &
50% Russell Midcap Index          -3.51%       11.41%        3.44%      15.09%
--------------------------------------------------------------------------------
NOTE: THREE INDICES ARE PROVIDED FOR COMPARATIVE PURPOSES, THE RUSSELL MIDCAP, THE RUSSELL 2000 INDEX AND A CUSTOM INDEX CREATED BY AVERAGING THE RETURNS OF THE RUSSELL 2000 AND THE RUSSELL MID CAP INDICES. THIS 50/50 BLENDED RUSSELL INDEX IS THE APPROPRIATE BENCHMARK FOR THE RHJ SMALL/MID CAP PORTFOLIO. FUND RETURNS ARE NET OF FEES.

The RHJ Small/Mid Cap Portfolio was up 9.0%, during the year ended October 31, 2005 versus a 15.1% return for the Blended Index benchmark. Like the Mid Cap Portfolio, the Small/Mid Cap Portfolio could not keep up during the speculative run in the first two months of this fiscal year and lagged by over 2.5% versus the blended benchmark. In addition, the Small/Mid Portfolio struggled during the very strong third fiscal quarter (May to July) in what was another rapid rise in the market; +17.7% in the Russell 2000 and +13.3% in the Russell Midcap Index. The fiscal quarter just ended October 2005, may indicate the market's return to a focus on stable growth.

Within the Fund, overweight allocations to both CONSUMER DISCRETIONARY (24% of the Fund) and TECHNOLOGY (18% of the Fund) combined with sub par stock selection in TECHNOLOGY hurt returns. In contrast, strong stock selection and a very low concentration, 4% of the Fund, in a very weak market sector, Financials, positively benefited performance. Also helping the Fund's return was a 10% weight in Energy and a 25% weight in INDUSTRIALS -- two of the strongest market sectors throughout the past fiscal year. Unfortunately, the Fund's focus on stable growth rather than cyclical growth within the Industrial sector left considerable return potential on the table.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

RHJ MICRO CAP PORTFOLIO
-----------------------
The performance of the Rice Hall James Micro Cap Portfolio (the "Fund") as of October 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                          CALENDAR
AS OF OCTOBER 31, 2005           3 MONTHS     6 MONTHS       YTD      ONE YEAR
                                 --------     --------    --------    ---------
RHJ MICRO CAP                      0.00%       17.30%        4.92%      17.47%
--------------------------------------------------------------------------------
Russell 2000 Index                -4.60%       12.25%        0.17%      12.08%
--------------------------------------------------------------------------------
NOTE: FUND RETURNS ARE NET OF FEES.

The RHJ Micro Cap Portfolio ended the fiscal year ended October 31, 2005 with a return 5.4% in excess of the benchmark Russell 2000 Index. Unlike its two larger counterparts above, this Fund had an exceptionally good past twelve months. It is managed by the same investment team, using the same investment philosophy, but by definition is a Fund of much smaller and somewhat higher growth securities. And while in the grand scheme of micro cap funds, not a high growth or particularly high risk fund, it has demonstrated high enough earnings growth and contained enough very small companies to perform well in a risk hungry investment climate.

A couple of specific areas that helped performance in this Fund includes a market weighted ENERGY sector and a 25% weight in INDUSTRIALS, the two top performing sectors in the Russell 2000 Index last fiscal year. While not as highly economically sensitive as the market Industrial area, our stock selection was very strong in this sector exceeding the market returns by a large margin. Adding to this was good stock selection in both our underweight FINANCIAL and CONSUMER DISCRETIONARY sectors. Detracting from Fund performance was an underweight and poor stock selection in HEALTH CARE and no significant representation in UTILITIES or TELECOMMUNICATION SERVICES, two sectors that exceeded the market return by better than 3% and 5%, respectively. Fortunately, UTILITIES and TELECOMMUNICATION SERVICES combined represent less than 5% of the Russell 2000 Index.

AT RICE HALL JAMES, WE CONTINUE TO USE A STRICT FUNDAMENTALLY BASED VALUATION APPROACH TO GROWTH STOCK INVESTING FOR ALL THREE FUNDS MANAGED. AS A RESULT, SECTOR WEIGHTINGS DO NOT DRIVE OUR SELECTION PROCESS AND WE MAY BE SIGNIFICANTLY OVER OR UNDER-WEIGHTED A PARTICULAR SECTOR AT ANY GIVEN POINT IN TIME. MAXIMUM CAPITAL APPRECIATION IS THE PRIMARY OBJECTIVE OF THESE FUNDS, CURRENT INCOME GENERATION IS NOT A CONSIDERATION AND VOLATILITY AND TURNOVER MAY BE HIGH. NO DERIVATIVE INVESTMENTS ARE USED.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

MARKET REVIEW
-------------

The U.S. equity markets turned in nicely positive returns for the twelve months ended October 31, despite an extremely difficult period marked by the terrorist bombings in London and two devastating hurricanes on the home front. Combined with its powerful returns in the first two months of the fiscal year, the entire year was quite impressive especially considering what has happened to interest rates, inflation, oil prices and the savings rate versus one year ago. Despite these negative trends, stronger than expected earnings reports have continued to drive this market upward.

The big economic news story this year continues to be energy prices, especially in the aftermath of Hurricane Katrina. Energy companies benefited as oil and natural gas prices reached all-time highs in late August. And while prices and energy stocks have dropped since then, they still topped the list among sector performers for the last fiscal year, as noted above, with a return in excess of 55%. On the flip side, concerns about the impact of Hurricanes Katrina and Rita on both a macro and micro-economic level dampened investor sentiment. And, like the hurricane season that officially ends in November, the economic climate remains uncertain. Rising interest rates and energy costs fuel concerns of a slowing economy and put into question the American consumer's resiliency.

President Bush's nomination of Ben Bernanke to fill Alan Greenspan's shoes as the next Fed chairman resulted in a deep sigh of relief heard all the way out here in San Diego. A highly regarded economist who has focused his academic career on studying Fed policy, all bets are on policy continuity. Greenspan's 18-year tenure as Fed chairman will be studied, analyzed and, perhaps, emulated. Under his watch, all the wizardry of "soft landings" shielded us from the scrapes and scratches that the ups and downs of market cycles might have dispensed. But poor Bernanke takes the reins at a very challenging time. No doubt he'll be looking first at an overheated housing market where short-term interest rates have been raised an unprecedented 12 times in the past 21 months. And he'll be thinking about the consequences following one of the deadliest years on record globally for natural disasters that have pushed gasoline, heating oil and natural gas prices to new heights. Any way you look at it, Greenspan's successor inherits a far more global and significantly more fragile environment.

Despite fear of, or the reality of, a slowing economy and corporate profit growth in 2006, money can be made in this market. Returns across large cap, mid cap and small cap stocks have been mid to low single digit year-to-date, but earnings have risen some 15%. The result: lower price earnings ratios. Are stocks now cheap? Well we won't go so far as to say that, but they are certainly getting more reasonable. What we will say is that we believe we are entering an

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------
investment climate where stable growth companies are likely to regain their appropriate premium valuation levels. Rice Hall James is positioned well for such a change.

In an environment of uncertainty, RHJ more than ever continues to stress the importance of reasonable fundamental valuation and sustainable earnings growth in our investment selection process. We believe that patient and disciplined investors are rewarded over the long-term.



INVESTMENT MANAGEMENT TEAM
Rice Hall James & Associates, LLC

October 31, 2005

This represents the managers' assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.


DEFINITION OF COMPARATIVE INDICES
---------------------------------

50/50 BLENDED RUSSELL INDEX is a custom index created by averaging the returns of the Russell 2000 and the Russell Mid Cap Indices.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO


--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                        ---------------------------------
                          AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 2005
                        ---------------------------------
                                                 Inception
                         1 Year                   to Date
                        ---------------------------------
                         12.55%                   14.53%
                        ---------------------------------

                              [LINE GRAPH OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

            RICE HALL JAMES MID CAP PORTFOLIO          RUSSELL MIDCAP INDEX
7/30/04*    $10,000                                    $10,000
10/31/04     10,530                                     10,656
10/31/05     11,851                                     12,583

 * Beginning of operations.

** If the Adviser and/or Fund's service providers had not limited certain expenses, the Fund's total return would have been lower.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
  MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.
  IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

           THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED
         OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO
                CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD
         NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

               RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES
                      THAT A SHAREHOLDER WOULD PAY ON FUND
                 DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO


--------------------------------------------------------------------------------
Growth of a $10,000 Investment

                       ------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 2005
                       ------------------------------------
                                                  Inception
                        1 Year         5 Years     to Date
                       ------------------------------------
                         9.01%          4.80%       9.87%
                       ------------------------------------


                              [LINE GRAPH OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

            RICE HALL JAMES              RUSSELL        RUSSELL MIDCAP    50/50 BLENDED
            SMALL/MID CAP PORTFOLIO      2000 INDEX     INDEX             RUSSELL INDEX
11/1/96*    $10,000                      $10,000        $10,000           $10,000
1997         12,676                       12,933         12,877            12,916
1998         13,098                       11,400         13,451            12,403
1999         13,270                       13,096         15,754            14,399
2000         18,458                       15,376         19,493            17,418
2001         18,654                       13,423         15,980            14,745
2002         16,029                       11,870         14,698            13,311
2003         20,453                       17,017         19,972            18,585
2004         21,402                       19,013         22,986            21,080
2005         23,331                       21,309         27,144            24,261

Periods ended on October 31st

*   Beginning of operations. Index comparisons begin on 10/31/96.

** If the Adviser and/or Fund's service providers had not limited certain expenses, the Fund's total return would have been lower.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
  MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
 IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

               RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES
                      THAT A SHAREHOLDER WOULD PAY ON FUND
                 DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                        ---------------------------------
                          AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 2005
                        ---------------------------------
                        1 Year       5 Years     10 Years
                        17.47%        12.20%       13.30%
                        ---------------------------------


                              [LINE GRAPH OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

               RICE HALL JAMES MICRO CAP PORTFOLIO  RUSSELL 2000 INDEX
10/31/95       $10,000                              $10,000
1996            11,943                               11,662
1997            15,698                               15,082
1998            12,423                               13,295
1999            15,431                               15,272
2000            19,600                               17,931
2001            20,618                               15,654
2002            17,253                               13,843
2003            26,388                               19,845
2004            29,674                               22,173
2005            34,858                               24,851

Periods ended on October 31st

* If the Adviser and/or Fund's service providers had not limited certain expenses, the Fund's total return would have been lower.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
  MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
 IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

           THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED
         OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO
                CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD
         NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

               RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES
                      THAT A SHAREHOLDER WOULD PAY ON FUND
                 DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                           OCTOBER 31, 2005

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

                               [BAR GRAPH OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

24% Industrials
19% Consumer Discretionary
13% Information Technology
10% Materials
 9% Cash Equivalents
 8% Energy
 8% Health Care
 5% Consumer Staples
 4% Financials
+ Percentages are based on total investments.

----------------------------------------------------------------------------------
COMMON STOCK -- 93.9%
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------   -----------
CONSUMER DISCRETIONARY -- 19.6%
   Autoliv ADR ...........................................     2,838   $   121,920
   Harrah's Entertainment ................................     1,204        72,818
   International Speedway, Cl A ..........................     1,504        77,727
   Polo Ralph Lauren .....................................     1,420        69,864
   Ross Stores ...........................................     3,310        89,502
   Univision Communications, Cl A* .......................     3,344        87,412
   Valassis Communications* ..............................     1,439        44,969
   Weight Watchers International* ........................     2,086       109,661
                                                                       -----------
                                                                           673,873
                                                                       -----------
CONSUMER STAPLES -- 5.5%
   Del Monte Foods* ......................................     8,586        90,840
   Hormel Foods ..........................................     3,075        97,785
                                                                       -----------
                                                                           188,625
                                                                       -----------
ENERGY -- 8.7%
   National Oilwell Varco* ...............................     1,235        77,150
   Noble .................................................     1,544        99,403
   Patterson-UTI Energy ..................................     3,570       121,844
                                                                       -----------
                                                                           298,397
                                                                       -----------
FINANCIALS -- 4.1%
   CapitalSource* ........................................     2,873        63,206
   Mercury General .......................................     1,259        76,107
                                                                       -----------
                                                                           139,313
                                                                       -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                           OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------   -----------
HEALTH CARE -- 8.3%
   Medimmune*                                                  3,866    $  135,232
   Thermo Electron* ......................................     2,242        67,686
   Universal Health Services, Cl B .......................     1,762        83,061
                                                                        ----------
                                                                           285,979
                                                                        ----------
INDUSTRIALS -- 24.2%
   American Power Conversion .............................     5,017       107,314
   Aramark, Cl B .........................................     2,682        68,176
   Dover .................................................     2,283        88,991
   Manpower ..............................................     1,175        53,204
   Northrop Grumman ......................................     1,670        89,596
   Ryder System ..........................................     2,878       114,170
   Southwest Airlines ....................................     6,791       108,724
   Steelcase, Cl A .......................................     4,903        70,211
   Waste Management ......................................     4,497       132,707
                                                                        ----------
                                                                           833,093
                                                                        ----------
INFORMATION TECHNOLOGY -- 13.0%
   Agilent Technologies* .................................     3,674       117,605
   Ceridian* .............................................     2,955        64,744
   Reynolds & Reynolds, Cl A .............................     2,789        74,020
   Sabre Holdings, Cl A ..................................     3,459        67,554
   Scientific-Atlanta ....................................     1,882        66,698
   Seagate Technology ....................................     3,939        57,076
                                                                        ----------
                                                                           447,697
                                                                        ----------
MATERIALS -- 10.5%
   Alcan ADR .............................................     1,721        54,538
   Allegheny Technologies ................................     4,525       129,913
   Cabot .................................................     2,483        84,695
   Owens-Illinois* .......................................     4,813        91,640
                                                                        ----------
                                                                           360,786
                                                                        ----------
   Total Common Stock
      (Cost $2,990,470) ..................................               3,227,763
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                           OCTOBER 31, 2005

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.7%
----------------------------------------------------------------------------------
                                                             SHARES       VALUE
                                                            --------   -----------
CASH EQUIVALENTS (A) -- 8.7%
   HighMark 100% U.S. Treasury Money Market Fund
      Fiduciary Shares, 2.990% ...........................    28,196    $   28,196
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 3.430%............................   135,834       135,834
   HighMark U.S. Government Money Market Fund
      Fiduciary Shares, 3.320%............................   135,833       135,833
                                                                        ----------
   Total Short-Term Investments
      (Cost $299,863) ....................................                 299,863
                                                                        ----------
   Total Investments -- 102.6%
      (Cost $3,290,333) ..................................               3,527,626
                                                                        ----------

----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.6)%
----------------------------------------------------------------------------------
   Payable for Investment Securities Purchased ...........                (169,894)
   Investment Advisory Fees Payable ......................                  (7,391)
   Administration Fees Payable ...........................                    (325)
   Trustees' Fees Payable ................................                    (132)
   Other Assets and Liabilities, Net .....................                  88,576
                                                                        ----------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                 (89,166)
                                                                        ----------
   NET ASSETS -- 100.0% ..................................              $3,438,460
                                                                        ==========

----------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------
   Paid in Capital .......................................              $3,115,414
   Distribution in excess of net investment income .......                 (25,649)
   Accumulated net realized gain on investments ..........                 111,402
   Net unrealized appreciation on investments ............                 237,293
                                                                        ----------
      NET ASSETS .........................................              $3,438,460
                                                                        ==========
INVESTOR CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization-- no par value) ..............                 292,394
                                                                        ==========
   Net Asset Value, Offering and Redemption Price Per Share --
      Investor Class .....................................                  $11.76
                                                                            ======

   *  Non-Income Producing Security
 (A) Rates shown are the 7-day yields as of October 31, 2005.
ADR  American Depositary Receipt
Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

                               [BAR GRAPH OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:
28% Industrials
22% Consumer Discretionary
15% Information Technology
11% Energy
 8% Health Care
 6% Consumer Staples
 4% Financials
 3% Cash Equivalents
 2% Telecommunications Services
 1% Materials
+ Percentages are based on total investments.

----------------------------------------------------------------------------------
COMMON STOCK -- 97.5%
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------   -----------
CONSUMER DISCRETIONARY -- 21.7%
   Alliance Gaming* ......................................   152,400  $  1,647,444
   American Greetings, Cl A ..............................   162,500     4,103,125
   CBRL Group ............................................    76,000     2,637,200
   Gentex ................................................   166,500     3,133,530
   Journal Communications, Cl A ..........................   185,300     2,621,995
   O'Reilly Automotive* ..................................   104,200     2,938,440
   PEP Boys-Manny Moe & Jack .............................   183,900     2,537,820
   Regis .................................................    92,700     3,555,972
   Scholastic* ...........................................    76,800     2,499,840
   Speedway Motorsports ..................................    79,500     2,819,070
   Valassis Communications* ..............................   118,400     3,700,000
   WCI Communities* ......................................   106,100     2,654,622
                                                                      ------------
                                                                        34,849,058
                                                                      ------------
CONSUMER STAPLES -- 5.9%
   Del Monte Foods* ......................................   313,700     3,318,946
   Delta & Pine Land .....................................    95,300     2,377,735
   Smithfield Foods* .....................................   129,200     3,821,736
                                                                      ------------
                                                                         9,518,417
                                                                      ------------
ENERGY -- 11.4%
   Hanover Compressor* ...................................   162,700     2,092,322
   Noble Energy ..........................................    99,400     3,980,970
   Patterson-UTI Energy ..................................   141,200     4,819,156
   Tidewater .............................................   109,500     5,032,620
   Universal Compression Holdings* .......................    69,200     2,466,980
                                                                      ------------
                                                                        18,392,048
                                                                      ------------
FINANCIALS -- 3.6%
   Advance America Cash Advance Centers ..................   154,000     1,871,100
   Mercury General .......................................    65,300     3,947,385
                                                                      ------------
                                                                         5,818,485
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------   -----------
HEALTH CARE -- 7.7%
   ICU Medical* ..........................................    65,300  $  2,279,623
   PerkinElmer ...........................................   153,800     3,394,366
   Pharmaceutical Product Development ....................    45,000     2,586,150
   Universal Health Services, Cl B .......................    87,000     4,101,180
                                                                      ------------
                                                                        12,361,319
                                                                      ------------
INDUSTRIALS -- 28.0%
   ABM Industries ........................................    84,500     1,671,410
   Actuant, Cl A .........................................    69,400     3,379,780
   Acuity Brands .........................................    91,300     2,539,053
   Airtran Holdings* .....................................   247,700     3,705,592
   Allied Waste Industries* ..............................   323,400     2,632,476
   Briggs & Stratton .....................................    85,400     2,731,092
   Brink's ...............................................   116,500     4,574,955
   Dollar Thrifty Automotive Group* ......................    78,000     2,940,600
   EnerSys* ..............................................   132,700     1,987,846
   Hughes Supply .........................................   127,300     4,258,185
   JetBlue Airways* ......................................   131,600     2,449,076
   Orbital Sciences* .....................................   151,600     1,763,108
   Oshkosh Truck .........................................    75,000     3,267,000
   Republic Services, Cl A ...............................   138,100     4,881,835
   Swift Transportation* .................................   124,100     2,264,825
                                                                      ------------
                                                                        45,046,833
                                                                      ------------
INFORMATION TECHNOLOGY -- 15.6%
   Avocent* ..............................................    88,700     2,719,542
   Cognex ................................................   105,000     3,000,900
   Coherent* .............................................   103,800     3,073,518
   CSG Systems International* ............................   101,100     2,376,861
   Gartner, Cl A* ........................................   248,200     2,988,328
   MPS Group* ............................................   166,700     2,075,415
   Reynolds & Reynolds, Cl A .............................   129,000     3,423,660
   Transaction Systems Architects* .......................    92,800     2,506,528
   Wright Express* .......................................   137,400     2,965,092
                                                                      ------------
                                                                        25,129,844
                                                                      ------------
MATERIALS -- 1.6%
   Valspar ...............................................   113,000     2,491,650
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------   -----------
TELECOMMUNICATION SERVICES -- 2.0%
   InPhonic* .............................................   219,700  $  3,176,862
                                                                      ------------
   Total Common Stock
      (Cost $136,160,397) ................................             156,784,516
                                                                      ------------

----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.9%
----------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 2.9%
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 3.430%
      (Cost $4,547,212) .................................. 4,547,212     4,547,212
                                                                      ------------
   Total Investments -- 100.4%
      (Cost $140,707,609) ................................             161,331,728
                                                                      ------------

----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
----------------------------------------------------------------------------------
   Payable for Fund Shares Redeemed ......................                (880,957)
   Investment Advisory Fees Payable ......................                (110,445)
   Administration Fees Payable ...........................                 (15,741)
   Trustees' Fees Payable ................................                  (6,523)
   Other Assets and Liabilities, Net .....................                 446,958
                                                                      ------------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                (566,708)
                                                                      ------------
   NET ASSETS-- 100.0% ...................................            $160,765,020
                                                                      ============

----------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------
   Paid in Capital .......................................            $123,347,968
   Accumulated net realized gain on investments ..........              16,792,933
   Net unrealized appreciation on investments ............              20,624,119
                                                                      ------------
   NET ASSETS ............................................            $160,765,020
                                                                      ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) ...........              10,548,053
                                                                      ============
   Net Asset Value, Offering and Redemption Price Per Share --
      Institutional Class ................................                  $15.24
                                                                            ======

   *  Non-Income Producing Security
 (A)  Rate shown is the 7-day yield as of October 31, 2005.
  Cl  Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY SCHEDULE OF INVESTMENTS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

                               [BAR GRAPH OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:
28% Information Technology
21% Industrials
11% Consumer Discretionary
11% Health Care
10% Cash Equivalents
10% Energy
 6% Financials
 2% Materials
 1% Telecommunication Services
+ Percentages are based on total investments.

----------------------------------------------------------------------------------
COMMON STOCK --  94.9%
----------------------------------------------------------------------------------

                                                 % OF
                                              NET ASSETS     SHARES      VALUE
                                              ----------    --------  ------------
CONSUMER DISCRETIONARY -- 11.7%
   California Pizza Kitchen* ...............       1.0        59,800  $  1,914,198
   DTS* ....................................       1.0       119,200     1,931,040
   Keystone Automotive Industries* .........       1.4        91,600     2,620,676
   Mikohn Gaming* ..........................       1.1       192,600     2,020,374
   O'Charleys* .............................       1.0       138,400     1,897,464
   Steak N Shake* ..........................       0.9        98,800     1,819,896
   Other Securities ........................       5.3                  10,370,449
                                                                      ------------
                                                                        22,574,097
                                                                      ------------
ENERGY -- 10.2%
   Edge Petroleum* .........................       2.4       188,109     4,557,881
   Input/Output* ...........................       1.5       361,269     2,774,546
   Petroquest Energy* ......................       1.1       221,500     2,150,765
   Tesco* ..................................       1.6       190,108     3,106,365
   Tetra Technologies* .....................       1.1        78,200     2,187,254
   TGC Industries* .........................       1.5       423,749     2,962,005
   World Fuel Services .....................       1.0        61,500     1,961,850
                                                                      ------------
                                                                        19,700,666
                                                                      ------------
FINANCIALS -- 6.7%
   Placer Sierra Bancshares ................       1.0        74,100     1,994,772
   Other Securities ........................       5.7                  10,887,372
                                                                      ------------
                                                                        12,882,144
                                                                      ------------
HEALTH CARE -- 11.2%
   Allied Healthcare International* ........       1.1       355,600     2,165,604
   LHC Group* ..............................       1.1       136,300     2,208,060
   Noven Pharmaceuticals* ..................       1.0       138,300     1,948,647


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                 % OF
                                              NET ASSETS     SHARES      VALUE
                                              ----------    --------  ------------
HEALTH CARE -- (CONTINUED)
   Pharmion* ...............................       1.5       154,600  $  2,920,394
   Providence Service* .....................       1.6       101,100     3,120,957
   Radiation Therapy Services* .............       1.2        77,400     2,325,096
   Other Securities ........................       3.7                   6,807,206
                                                                      ------------
                                                                        21,495,964
                                                                      ------------
INDUSTRIALS -- 22.1%
   Artesyn Technologies* ...................       1.1       242,700     2,133,333
   Coinstar* ...............................       1.0        72,900     1,850,202
   Encore Wire* ............................       1.0        85,365     1,841,323
   Gardner Denver* .........................       1.6        61,600     2,993,760
   Healthcare Services Group ...............       1.1       115,100     2,145,464
   Hudson Highland Group*                          1.0        81,000     1,938,330
   Insituform Technologies, Cl A* ..........       1.1       113,293     2,034,742
   LECG* ...................................       1.0        89,800     1,983,682
   Orbital Sciences* .......................       1.7       281,000     3,268,030
   Power-One* ..............................       1.3       444,600     2,525,328
   Waste Services* .........................       1.0       507,400     1,897,676
   Other Securities ........................       9.2                  17,790,995
                                                                      ------------
                                                                        42,402,865
                                                                      ------------
INFORMATION TECHNOLOGY -- 29.8%
   Advanced Digital Information* ...........       1.8       374,400     3,422,016
   answerthink* ............................       1.5       722,977     2,812,381
   eCollege.com* ...........................       1.2       143,500     2,283,085
   EFJ* ....................................       1.4       263,200     2,616,208
   Essex* ..................................       1.6       171,500     3,081,855
   First Advantage, Cl A* ..................       1.5       106,600     2,790,788
   NIC* ....................................       0.9       299,500     1,811,975
   Novatel Wireless* .......................       1.2       185,000     2,349,500
   Phoenix Technologies* ...................       1.9       601,200     3,571,128
   Plexus* .................................       1.8       193,000     3,410,310
   Quantum-DLT & Storage* ..................       2.0     1,266,100     3,823,622
   Seachange International* ................       1.6       498,600     3,121,236
   SonicWALL* ..............................       1.4       397,500     2,766,600
   Spectralink .............................       1.1       167,100     2,102,118
   Other Securities ........................       8.9                  17,404,393
                                                                      ------------
                                                                        57,367,215
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                 % OF
                                              NET ASSETS     SHARES       VALUE
                                              ----------    --------  ------------
MATERIALS -- 2.6%
   AMCOL International .....................       0.7        94,300  $  1,916,176
   Other Securities ........................       1.9                   3,076,838
                                                                      ------------
                                                                         4,993,014
                                                                      ------------
TELECOMMUNICATION SERVICES -- 0.6%
   Other Securities ........................       0.6                   1,187,166
                                                                      ------------
   Total Common Stock
      (Cost $161,700,865) ..................                           182,603,131
                                                                      ------------

----------------------------------------------------------------------------------
RIGHTS -- 0.0%
----------------------------------------------------------------------------------
   Other Securities (A)
      (Cost $0) ............................       0.0        62,600        14,398
                                                                      ------------

----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.0%
----------------------------------------------------------------------------------
CASH EQUIVALENTS (B) -- 11.0%
   HighMark 100% U.S. Treasury
      Money Market Fund
      Fiduciary Shares, 2.990% .............       1.0     1,887,796     1,887,796
   HighMark Diversified
      Money Market Fund
      Fiduciary Shares, 3.430% .............       3.9     7,551,183     7,551,183
   HighMark U.S. Government
      Money Market Fund
      Fiduciary Shares, 3.320% .............       3.9     7,551,184     7,551,184
   Union Bank of California
      Money Market Fund
      Institutional Shares, 3.000% .........       2.2     4,040,816     4,040,816
                                                                      ------------
   Total Short-Term Investments
      (Cost $21,030,979) ...................                            21,030,979
                                                                      ------------
   Total Investments -- 105.9%
      (Cost $182,731,844) ..................                           203,648,508
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.9)%
----------------------------------------------------------------------------------

                                                                         VALUE
                                                                      ------------
   Payable for Investment Securities Purchased                        $(15,102,751)
   Payable for Capital Shares Redeemed .....                               (22,698)
   Investment Advisory Fees Payable ........                              (121,484)
   Administration Fees Payable .............                               (18,469)
   Trustees' Fees Payable ..................                                (7,433)
   Other Assets and Liabilities, Net .......                             3,993,168
                                                                      ------------
   TOTAL OTHER ASSETS AND LIABILITIES ......                           (11,279,667)
                                                                      ------------
   NET ASSETS -- 100.0% ....................                          $192,368,841
                                                                      ============

----------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------
   Paid in Capital .........................                          $142,243,776
   Accumulated net realized gain on investments                         29,208,401
   Net unrealized appreciation on investments                           20,916,664
                                                                      ------------
   NET ASSETS ..............................                          $192,368,841
                                                                      ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value)                           8,835,455
                                                                      ============
   Net Asset Value, Offering and Redemption Price Per Share --
      Institutional Class ..................                                $21.77
                                                                            ======

*   Non-Income Producing Security
(A) Security is Fair Valued by the Board of Trustees
(B) Rates shown are the 7-day yields as of October 31, 2005.
Cl  Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     RHJ FUNDS
                                                    FOR THE YEAR OR PERIOD ENDED
                                                    OCTOBER 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                           MID CAP    SMALL/MID CAP  MICRO CAP
                                          PORTFOLIO     PORTFOLIO    PORTFOLIO
                                          ---------   ------------- -----------
INVESTMENT INCOME
Dividends ..............................   $ 25,272   $ 1,416,787   $   733,257
Less Foreign Taxes Withheld ............       (108)           --            --
                                           --------   -----------   -----------
   TOTAL INCOME ........................     25,164     1,416,787       733,257
                                           -------    -----------   -----------
EXPENSES
Investment Advisory Fees ...............     23,233     1,371,236     1,416,159
Distribution Fees ......................      6,451            --            --
Administration Fees ....................      2,935       194,925       214,724
Trustees' Fees .........................        256        16,157        17,682
Shareholder Servicing Fees .............         --        54,962       343,984
Offering Costs .........................     41,586            --            --
Transfer Agent Fees ....................     25,534        59,182        63,327
Registration and Filing Fees ...........     10,779        21,193        18,118
Legal Fees .............................        771        52,512        58,200
Audit Fees .............................        618        22,671        25,382
Printing Fees ..........................        383        26,775        39,291
Custodian Fees .........................        156        14,797        15,606
Other Expenses .........................        688        14,400        15,137
                                           --------   -----------   -----------
   NET EXPENSES BEFORE EXPENSE
     WAIVER/REIMBURSEMENT AND
     FEES PAID INDIRECTLY ..............    113,390     1,848,810     2,227,610
                                           --------   -----------   -----------
Less:
Waiver of Investment Advisory Fees .....    (23,233)           --            --
Reimbursement of Other Expenses by
   Investment Adviser ..................    (53,884)           --            --
Fees Paid Indirectly-- Note 4 ..........       (133)      (50,578)       (3,653)
                                           --------   -----------   -----------
   NET EXPENSES AFTER EXPENSE
     WAIVER/REIMBURSEMENT AND
     FEES PAID INDIRECTLY ..............     36,140     1,798,232     2,223,957
                                           --------   -----------   -----------
NET INVESTMENT LOSS ....................    (10,976)     (381,445)   (1,490,700)
                                           --------   -----------   -----------
NET REALIZED GAIN ON INVESTMENTS .......    111,409    16,890,822    30,781,508
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS .......    161,933    (1,591,821)      333,230
                                           --------   -----------   -----------
TOTAL NET GAIN ON INVESTMENTS ..........    273,342    15,299,001    31,114,738
                                           --------   -----------   -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $262,366   $14,917,556   $29,624,038
                                           ========   ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      YEAR ENDED      PERIOD ENDED
                                                      OCTOBER 31,      OCTOBER 31,
                                                         2005             2004*
                                                      -----------     ------------
OPERATIONS:
   Net Investment Loss ............................   $  (10,976)       $   (1,784)
   Net Realized Gain on Investments ...............      111,409             2,446
   Net Change in Unrealized Appreciation
     on Investments ...............................      161,933            75,360
                                                      ----------        ----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ....................      262,366            76,022
                                                      ----------        ----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..........................      (12,889)              --
   Net Realized Gain ..............................       (2,453)              --
                                                      ----------        ----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..............      (15,342)              --
                                                      ----------        ----------

CAPITAL SHARE TRANSACTIONS:
   Issued .........................................    1,437,241         1,747,773
   In Lieu of Cash Distribution ...................       15,342                --
   Redeemed .......................................      (84,942)               --
                                                      ----------        ----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...................    1,367,641         1,747,773
                                                      ----------        ----------
   TOTAL INCREASE IN NET ASSETS ...................    1,614,665         1,823,795

NET ASSETS:
   Beginning of Year ..............................    1,823,795                --
                                                      ----------        ----------
   End of Year ....................................   $3,438,460        $1,823,795
                                                      ==========        ==========
Distribution in Excess of Net Investment
   Income/Accumulated Net Investment Loss .........   $  (25,649)       $   (1,784)
                                                      ==========        ==========

SHARES ISSUED AND REDEEMED:
   Issued .........................................      125,104           173,164
   In Lieu of Cash Distributions ..................        1,372                --
   Redeemed .......................................       (7,246)               --
                                                      ----------        ----------
   NET INCREASE FROM SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ...........................      119,230           173,164
                                                      ==========        ==========

* FUND COMMENCED OPERATIONS ON JULY 30, 2004.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------

                                                     YEAR ENDED        YEAR ENDED
                                                     OCTOBER 31,       OCTOBER 31,
                                                        2005              2004
                                                     -----------       -----------
OPERATIONS:
   Net Investment Loss ...........................  $   (381,445)     $   (714,800)
   Net Realized Gain on Investments ..............    16,890,822        10,599,359
   Net Change in Unrealized Depreciation
     on Investments ..............................    (1,591,821)       (3,349,363)
                                                    ------------      ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...................    14,917,556         6,535,196
                                                    ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................    45,506,385        64,931,237
   Redeemed ......................................   (65,563,228)      (52,187,339)
                                                    ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ..................   (20,056,843)       12,743,898
                                                    ------------      ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .......    (5,139,287)       19,279,094

NET ASSETS:
   Beginning of Year .............................   165,904,307       146,625,213
                                                    ------------      ------------
   End of Year ...................................  $160,765,020      $165,904,307
                                                    ============      ============
Undistributed Net Investment Income ..............  $         --      $         --
                                                    ============      ============
SHARES ISSUED AND REDEEMED:
   Issued ........................................     3,048,000         4,589,802
   Redeemed ......................................    (4,365,698)       (3,698,723)
                                                    ------------      ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS .....................    (1,317,698)          891,079
                                                    ============      ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------
                                                     YEAR ENDED        YEAR ENDED
                                                     OCTOBER 31,       OCTOBER 31,
                                                        2005              2004
                                                    ------------      ------------
OPERATIONS:
   Net Investment Loss ...........................  $ (1,490,700)     $ (1,282,707)
   Net Realized Gain on Investments ..............    30,781,508        20,737,117
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ...............       333,230        (3,514,229)
                                                    ------------      ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...................    29,624,038        15,940,181
                                                    ------------      ------------
DISTRIBUTIONS:
   Net Realized Gain .............................   (19,534,181)       (3,886,283)
                                                    ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................    46,192,271        81,877,849
   In Lieu of Cash Distributions .................    19,290,797         3,858,581
   Redemption Fees ...............................         9,540            15,824
   Redeemed ......................................   (54,764,980)      (55,212,674)
                                                    ------------      ------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ..................    10,727,628        30,539,580
                                                    ------------      ------------
   TOTAL INCREASE IN NET ASSETS ..................    20,817,485        42,593,478

NET ASSETS:
   Beginning of Year .............................   171,551,356       128,957,878
                                                    ------------      ------------
   End of Year ...................................  $192,368,841      $171,551,356
                                                    ============      ============
Undistributed Net Investment Income ..............  $         --      $         --
                                                    ============      ============
SHARE TRANSACTIONS:
   Issued ........................................     2,216,003         4,014,781
   In Lieu of Cash Distributions .................       956,884           202,118
   Redeemed ......................................    (2,633,050)       (2,736,300)
                                                    ------------      ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..........................       539,837         1,480,599
                                                    ============      ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO


--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------
                                           SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR ENDED       PERIOD ENDED
                                                   OCTOBER 31,       OCTOBER 31,
                                                      2005              2004*
                                                   -----------      ------------
Net Asset Value,
   Beginning of Period .........................     $10.53           $10.00
                                                     ------           ------
Income from
   Investment Operations:
   Net Investment Loss .........................      (0.05)(1)        (0.01)(1)
   Net Realized and Unrealized
     Gain ......................................       1.37(1)          0.54(1)
                                                     ------           ------
   Total from Investment
     Operations ................................       1.32             0.53
                                                     ------           ------
Dividends and Distributions:
   Net Investment Income .......................      (0.07)              --
   Net Realized Gain ...........................      (0.02)              --
                                                     ------           ------
   Total Dividends and Distributions ...........      (0.09)              --
                                                     ------           ------
   Net Asset Value, End of Period ..............     $11.76           $10.53
                                                     ======           ======
   TOTAL RETURN+ ...............................      12.55%            5.30%***
                                                     ======           ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..........     $3,438           $1,824
Ratio of Net Expenses to Average
   Net Assets ..................................       1.41%(2)         1.40%**
Ratio of Expenses to Average
   Net Assets (Excluding Waivers/
   Reimbursement and Fees Paid Indirectly) .....       4.39%            8.48%**
Ratio of Net Investment Loss to
   Average Net Assets ..........................      (0.43)%          (0.51)%**
Portfolio Turnover Rate ........................         50%               5%


+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY ADVISOR DURING THE PERIOD.
*    FUND COMMENCED OPERATIONS ON JULY 30, 2004.
**   ANNUALIZED.
***  NOT ANNUALIZED.
(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.40%.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------
                                             SELECTED PER SHARE DATA & RATIOS
                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                    YEARS ENDED OCTOBER 31,
                                    ---------------------------------------------------------

                                      2005       2004         2003       2002(1)       2001
                                    --------   ---------    --------     -------      -------
Net Asset Value,
   Beginning of Year ............   $  13.98   $   13.36    $  10.47     $ 12.36      $ 17.93
                                    --------   ---------    --------     -------      -------
Income (Loss) from
   Investment Operations:
   Net Investment Loss ..........      (0.03)(3)   (0.06)(3)   (0.04)      (0.04)       (0.02)
   Net Realized and
     Unrealized Gain (Loss) .....       1.29(3)     0.68(3)     2.93       (1.66)        0.04++
                                    --------   ---------    --------     -------      -------
   Total from Investment
     Operations .................       1.26        0.62        2.89       (1.70)        0.02
                                    --------   ---------    --------     -------      -------
Dividends and Distributions:
   Net Investment Income ........         --          --          --          --        (0.00)#
   Net Realized Gain ............         --          --          --       (0.19)       (5.59)
                                    --------   ---------    --------     -------      -------
   Total Dividends and
     Distributions ..............         --          --          --       (0.19)       (5.59)
                                    --------   ---------    --------     -------      -------
   Net Asset Value,
     End of Year ................   $  15.24    $  13.98    $  13.36     $ 10.47      $ 12.36
                                    ========    ========    ========     =======      =======
   TOTAL RETURN+ ................       9.01%       4.64%      27.60%     (14.07)%       1.06%(2)
                                    ========    ========    ========     =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ..................   $160,765    $165,904    $146,625     $81,354      $43,587
Ratio of Expenses to
   Average Net Assets ...........       1.05%       1.00%       1.00%       1.22%        1.25%
Ratio of Expenses to
   Average Net Assets
   (Excluding Fees Paid
   Indirectly) ..................       1.08%       1.04%       1.02%       1.22%        1.39%
Ratio of Net Investment Loss
   to Average Net Assets ........      (0.22)%     (0.42)%     (0.38)%     (0.48)%      (0.18)%
Portfolio Turnover Rate .........         61%         64%         58%         64%          61%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
#   VALUE IS LESS THAN $0.01 PER SHARE.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO.
(2) TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE YEAR.
(3) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------
                                             SELECTED PER SHARE DATA & RATIOS
                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                    YEARS ENDED OCTOBER 31,
                                    ---------------------------------------------------------

                                      2005         2004       2003       2002(1)       2001
                                    --------   ---------    --------     -------      -------
Net Asset Value,
   Beginning of Year ............   $  20.68    $  18.92    $  12.37     $ 15.57      $ 17.30
                                    --------   ---------    --------     -------      -------
Income (Loss) from
   Investment Operations:
   Net Investment Loss ..........      (0.16)(2)   (0.16)(2)   (0.12)      (0.13)       (0.05)
   Net Realized and
     Unrealized Gain (Loss) .....       3.59(2)     2.47(2)     6.67       (2.22)        0.71
                                    --------   ---------    --------     -------      -------
   Total from Investment
     Operations .................       3.43        2.31        6.55       (2.35)        0.66
                                    --------   ---------    --------     -------      -------
   Redemption Fees ..............         --*         --*         --          --           --
                                    --------   ---------    --------     -------      -------
Distributions:
   Net Realized Gain ............      (2.34)      (0.55)         --       (0.85)       (2.39)
                                    --------   ---------    --------     -------      -------
   Net Asset Value,
     End of Year ................   $  21.77    $  20.68    $  18.92     $ 12.37      $ 15.57
                                    ========    ========    ========     =======      =======
   TOTAL RETURN+ ................      17.47%      12.45%      52.95%     (16.32)%       5.19%
                                    ========    ========    ========     =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ..................   $192,369    $171,551    $128,958     $66,757      $74,498
Ratio of Expenses to
   Average Net Assets ...........       1.18%(3)    1.12%       1.13%       1.20%        1.21%
Ratio of Net Investment Loss
   to Average Net Assets ........      (0.79)%     (0.79)%     (0.89)%     (0.83)%      (0.34)%
Portfolio Turnover Rate .........         99%        106%        121%        125%         148%

*   VALUE IS LESS THAN $0.01 PER SHARE.
+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES MICRO CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL CAP PORTFOLIO.
(2) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.18%.



AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio, and Rice Hall James Micro Cap Portfolio (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

     Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Most expenses of the Funds can be directly attributed to a particular Fund. Certain expenses are apportioned among the Funds based on the number of Funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Rice Hall James Mid Cap Portfolio, which commenced operations on July 30, 2004, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of October 31, 2005, the offering costs were fully amortized.

     REDEMPTION FEES -- The Rice Hall James Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 180 days from the date of purchase. The redemption fee is recorded as an increase to paid-in-capital. The Rice Hall James Micro Cap Portfolio imposed redemption fees of $9,540 and $15,824 for the years ended October 31, 2005 and October 31, 2004, respectively.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets. For the year ended October 31, 2005 the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio paid the administrator 0.11% of the Funds' average daily net assets.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio earned credits of $133, $3,174 and $3,653, respectively, which were used to offset transfer agent expenses.

The Rice Hall James Small/Mid Cap Portfolio directs certain fund trades to brokers who pay a portion of their expenses. Under this arrangement, the Fund had expenses reduced by $47,404, which was used to pay administration expenses. The effect on the Funds' expense ratio, as a percentage of the average net assets for the year ended October 31, 2005 was 0.03%.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Rice Hall James Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Rice Hall James Mid Cap Portfolio's average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of theFunds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the "Adviser").

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund's average daily net assets. The Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund's average daily net assets, respectively. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Rice Hall James Mid Cap Portfolio's, Rice Hall James Small/Mid Cap Portfolio's and the Rice Hall James Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40%, 1.25% and 1.40% of average daily net assets, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long term U.S. Government securities and short-term securities for the year ended October 31, 2005, are as followed:

                                     PURCHASES                  SALES
                                    ------------            ------------
Mid Cap Portfolio                   $ 2,454,028             $  1,197,064
Small/Mid Cap Portfolio             100,441,982              117,135,008
Micro Cap Portfolio                 175,812,417              184,425,949

There were no purchases or sales of long-term U.S. Government Securities.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------


7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax basis differences relating to net operating losses resulted in reclassification for the year ended October 31, 2005 as follows:

                                           UNDISTRIBUTED        ACCUMULATED
                           PAID IN        NET INVESTMENT       NET REALIZED
RHJ FUNDS                  CAPITAL            INCOME               LOSS
---------                 ----------      --------------       ------------
Small/Mid Cap             $(381,445)         $  381,445         $        --
Micro Cap                        --           1,490,700          (1,490,700)

These reclassifications had no impact on the net assets or net asset value of the Funds.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. The tax character of dividends and distributions paid during the last two years were as follows:
                               ORDINARY           LONG-TERM
RHJ FUNDS                       INCOME           CAPITAL GAIN          TOTAL
---------                     -----------        ----------------   ------------

Mid Cap              2005     $    15,342          $       --       $    15,342
                     2004              --                  --                --
Micro Cap            2005      10,906,940           8,627,241        19,534,181
                     2004       1,931,138           1,955,145         3,886,283

As of October  31,  2005,  the  components  of  Distributable  Earnings  were as follows:
                                      MID CAP      SMALL/MID CAP     MICRO CAP
                                     --------      -------------    -----------
Undistributed Ordinary Income        $112,210       $        --     $ 7,517,880
Undistributed Long-Term
   Capital Gain                        16,438        16,915,701      21,744,505
Unrealized Appreciation               235,669        20,501,351      20,862,680
Other temporary differences           (41,271)               --              --
                                     --------       -----------     -----------
Total Distributable Earnings         $323,046       $37,417,052     $50,125,065
                                     ========       ===========     ===========

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------


For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2005, the RHJ Small/Mid Cap Portfolio utilized $19,404 of capital loss carryforwards to offset capital gains.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Funds at October 31, 2005, were as follows:


                     FEDERAL       APPRECIATED     DEPRECIATED    NET UNREALIZED
RHJ FUND             TAX COST       SECURITIES      SECURITIES      APPRECIATION
--------           ------------    -----------    ------------    --------------
Mid Cap            $  3,291,957    $   319,568    $   (83,899)     $   235,669
Small/Mid Cap       140,830,377     25,116,973     (4,615,622)      20,501,351
Micro Cap           182,785,828     29,230,286     (8,367,606)      20,862,680

8. OTHER:

At October 31, 2005, the percentage of total shares outstanding held by shareholders for each Fund, which comprised of an omnibus account that was held on behalf of several individual shareholders was as follows:

                                                       NO. OF             %
RHJ FUNDS                                           SHAREHOLDERS      OWNERSHIP
---------                                           ------------      ---------
Mid Cap ..........................................        3              57%
Small/Mid Cap ....................................        1              12%
Micro Cap ........................................        2              71%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Rice Hall James Mid Cap Portfolio
Rice Hall James Small/Mid Cap Portfolio
Rice Hall James Micro Cap Portfolio

In our opinion, the accompanying statement of net assets of Rice Hall James Mid Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio, and the summary schedule of investments of Rice Hall James Micro Cap Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio, Rice Hall James Micro Cap Portfolio (three of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP



Philadelphia, Pennsylvania
December 21, 2005

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


THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
59 yrs. old           of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
                       of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
1701 Market Street                                 Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
Philadelphia, PA 19103                             LLP (law firm) from 1976-2003,                     Distribution Co., SEI
65 yrs. old                                        counsel to the Trust, SEI Investments,             Investments-Global Fund
                                                   the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
   1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.



                                     34 & 35

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
78 yrs. old                                        N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
                                                   1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
76 yrs. old                                        Vice President and Chief Financial                 Circle Fund II.
                                                   Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
74 yrs. old                                        1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
                                                   September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
63 yrs. old                                        Consultants, Inc. since April 1997.                Navigator Securities Lending
                                                   General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
   1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                     36 & 37

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND   OTHER DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY         HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER       MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
BETTY L. KRIKORIAN       Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
62 yrs. old                                        Services Consultant since 2003.                    Circle Fund II.
                                                   In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM       Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
71 yrs. old                                        Business Project Inc. since 1997.                  and Trustee of The Advisors'
                                                   CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON      Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
63 yrs. old                                                                                           Mortgage Corporation. Trustee
                                                                                                      of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA      President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
43 yrs. old                                        Investments, Fund Accounting and
                                                   Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON         Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
45 yrs. old            and Chief                   Accounting since July 2005.
                    Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
37 yrs. old            Compliance                  Secretary of SEI Investments and
                         Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive,
   Oaks, Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
   1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                    38 & 39

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS              BOARD MEMBER        HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE         Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
37 yrs. old           and Secretary                since 2004. Vice President, Deutsche
                                                   Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO     Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
37 yrs. old           and Assistant                Secretary of SEI Investments Global
                        Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON  Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
41 yrs. old           and Assistant                since 2004. General Counsel, CITCO
                        Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH          AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
28 yrs. old                                        Compliance Officer of SEI Investments
                                                   since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.




                                     40 & 41

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

O HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee has been applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                            BEGINNING        ENDING                     EXPENSE
                            ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE           VALUE        EXPENSE      DURING
                            04/30/05        10/31/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Mid Cap Portfolio          $1,000.00        $1,081.90          1.40%      $7.35
Small/Mid Cap Portfolio     1,000.00         1,079.30          1.08        5.66
Micro Cap Portfolio         1,000.00         1,173.00          1.21        6.63

HYPOTHETICAL 5% RETURN
Mid Cap Portfolio          $1,000.00        $1,018.15          1.40%      $7.12
Small/Mid Cap Portfolio     1,000.00         1,019.76          1.08        5.50
Micro Cap Portfolio         1,000.00         1,019.11          1.21        6.16
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as other information that the Advisor and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on May 16-17, 2005, the Board requested and received written materials from the Advisor regarding: (a) the nature, extent and quality of the services to be provided by the Advisor; (b) the investment performance of the Funds and the Advisor; (c) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (d) the extent to which economies of scale would be realized as the Funds grow; and (e) whether fee levels reflect these economies of scale for the benefit of the Funds' investors, as discussed in further detail below.

At the meeting, Tom McDowell, a representative from the Advisor, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Advisor's fee and other aspects of the Agreement. Mr. McDowell gave an overview of the Advisor, as well as the "team" approach to managing the Funds. He then went on to discuss the Adviser's approach to seeking best execution in the context of micro-cap securities, which involves minimizing impact on the stock, not just the looking at the bid and ask prices. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Advisor, the Board of Trustees reviewed the portfolio management services provided by the Advisor to the Funds, including the quality and continuity of the Advisor's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Funds.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Funds' performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Funds, in light of the factors described by the Adviser that contributed to the Funds' performance.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Funds and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Funds was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Funds; and (c) agreed to renew the Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2005, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Funds are designating the following items with regard to distributions paid during the year.

                           LONG LONG     ORDINARY                                QUALIFYING
                         CAPITAL GAIN     INCOME         TOTAL      QUALIFYING    DIVIDEND
                         DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DIVIDENDS (1)   INCOME (2)
                         ------------- ------------- ------------- ------------- ------------
Mid Cap Portfolio ......      0.00%        100.00%      100.00%        6.28%         6.25%
Small/Mid Cap Portfolio       0.00%          0.00%        0.00%        0.00%         0.00%
Micro Cap Portfolio ....     44.16%         55.84%      100.00%        4.08%         4.06%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDERS VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                      NUMBER OF        % OF SHARES   % OF SHARES
                                       SHARES          OUTSTANDING     PRESENT
                                   -----------------   -----------   -----------
ROBERT A. NESHER
   Affirmative.................    1,968,778,879.060       83.336%     99.953%
   Withheld ...................          928,748.332        0.039%      0.047%
   Total.......................    1,969,707,627.392       83.375%        100%

WILLIAM M. DORAN
   Affirmative.................    1,968,769,215.571       83.335%     99.952%
   Withheld ...................          938,411.821        0.040%      0.048%
   Total.......................    1,969,707,627.392       83.375%        100%

JOHN T. COONEY
   Affirmative.................    1,968,445,827.062       83.322%     99.936%
   Withheld ...................        1,261,800.330        0.053%      0.064%
   Total.......................    1,969,707,627.392       83.375%        100%

ROBERT A. PATTERSON
   Affirmative.................    1,968,404,985.954       83.320%     99.934%
   Withheld ...................        1,302,641.438        0.055%      0.066%
   Total.......................    1,969,707,627.392       83.375%        100%

EUGENE B. PETERS
   Affirmative.................    1,968,506,856.025       83.324%     99.939%
   Withheld ...................        1,200,771.367        0.051%      0.061%
   Total.......................    1,969,707,627.392       83.375%        100%

JAMES M. STOREY
   Affirmative.................    1,968,556,832.006       83.326%     99.942%
   Withheld...................         1,150,795.386        0.049%      0.058%
   Total.......................    1,969,707,627.392       83.375%        100%

GEORGE J. SULLIVAN
   Affirmative.................    1,968,795,230.525       83.337%     99.954%
   Withheld ...................          912,396.867        0.038%      0.046%
   Total.......................    1,969,707,627.392       83.375%        100%

BETTY L. KRIKORIAN
   Affirmative.................    1,968,754,119.096       83.335%     99.952%
   Withheld...................           953,508.296        0.040%      0.048%
   Total.......................    1,969,707,627.392       83.375%        100%

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDERS VOTING RESULTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                      NUMBER OF        % OF SHARES   % OF SHARES
                                       SHARES          OUTSTANDING     PRESENT
                                   -----------------   -----------   -----------
CHARLES E. CARLBOM
   Affirmative.................    1,968,689,813.190       83.332%     99.948%
   Withheld ...................        1,017,814.202        0.043%      0.052%
   Total.......................    1,969,707,627.392       83.375%        100%

MITCHELL A. JOHNSON
   Affirmative.................    1,968,801,283.525       83.337%     99.954%
   Withheld....................          906,343.867        0.038%      0.046%
   Total.......................    1,969,707,627.392       83.375%        100%

                                      NOTES

                            THE RICE HALL JAMES FUNDS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-474-5669
                                www.rhjfunds.com

                                    ADVISER:
                        Rice Hall James & Associates, LLC
                          600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004







                      This information must be preceded or
                     accompanied by a current prospectus for
                              the Funds described.

RHJ-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                  SHARES           VALUE
                                                 -------       ------------
--------------------------------------------------------------------------------
COMMON STOCK -- 94.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.7%
    America's Car-Mart* ...................       94,150       $  1,521,464
    California Pizza Kitchen* .............       59,800          1,914,198
    Champps Entertainment* ................      196,000          1,413,160
    Comtech Group* ........................      216,800          1,352,832
    Dave & Buster's* ......................      130,900          1,777,622
    DTS* ..................................      119,200          1,931,040
    Gymboree* .............................       92,900          1,644,330
    Keystone Automotive Industries* .......       91,600          2,620,676
    Mikohn Gaming* ........................      192,600          2,020,374
    O'Charleys* ...........................      138,400          1,897,464
    Restoration Hardware* .................      163,200            967,776
    Rubio's Restaurants* ..................       79,100            739,585
    Steak N Shake* ........................       98,800          1,819,896
    Topps .................................      131,000            953,680
                                                               ------------
                                                                 22,574,097
                                                               ------------
ENERGY -- 10.2%
    Edge Petroleum* .......................      188,109          4,557,881
    Input/Output* .........................      361,269          2,774,546
    Petroquest Energy* ....................      221,500          2,150,765
    Tesco* ................................      190,108          3,106,365
    Tetra Technologies* ...................       78,200          2,187,254
    TGC Industries* .......................      423,749          2,962,005
    World Fuel Services ...................       61,500          1,961,850
                                                               ------------
                                                                 19,700,666
                                                               ------------
FINANCIALS -- 6.7%
    Columbia Bancorp/OR ...................       43,520            913,920
    Direct General ........................       76,900          1,488,784
    Dollar Financial* .....................       94,500          1,025,325
    Franklin Bank Corp/Houston TX* ........       55,000            948,750
    ITLA Capital* .........................       16,100            801,297
    KMG America* ..........................      178,900          1,538,540
    Patriot Capital Funding ...............       71,900            928,948
    Placer Sierra Bancshares ..............       74,100          1,994,772
    SeaBright Insurance Holdings* .........      104,900          1,399,366
    Trico Bancshares ......................       45,500          1,026,935
    ZipRealty* ............................       62,300            815,507
                                                               ------------
                                                                 12,882,144
                                                               ------------
HEALTH CARE -- 11.2%
    Allied Healthcare International* ......      355,600          2,165,604
    America Service Group* ................      105,966          1,635,056
    AMN Healthcare Services* ..............       86,900          1,433,850
    HealthTronics Surgical Services* ......      118,600          1,078,074
    LHC Group* ............................      136,300          2,208,060
    Matrixx Initiatives* ..................       94,000          1,573,560
    Micrus Endovascular* ..................      126,947          1,086,666
    Noven Pharmaceuticals* ................      138,300          1,948,647
    Pharmion*                                    154,600          2,920,394
    Providence Service*                          101,100          3,120,957


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                                OCTOBER 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                  SHARES           VALUE
                                                 -------       ------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
HEALTH CARE -- CONTINUED
    Radiation Therapy Services*                   77,400       $  2,325,096
                                                               ------------
                                                                 21,495,964
                                                               ------------
INDUSTRIALS -- 22.1%
    American Ecology ......................       80,300          1,299,254
    Artesyn Technologies* .................      242,700          2,133,333
    Coinstar* .............................       72,900          1,850,202
    Comfort Systems USA* ..................      201,000          1,708,500
    ElkCorp ...............................       35,400          1,119,702
    Encore Wire* ..........................       85,365          1,841,323
    FirstService* .........................       48,000          1,121,760
    Gardner Denver* .......................       61,600          2,993,760
    Greenbrier ............................       62,200          1,713,610
    Healthcare Services Group .............      115,100          2,145,464
    Hudson Highland Group* ................       81,000          1,938,330
    Insituform Technologies, Cl A* ........      113,293          2,034,742
    LECG* .................................       89,800          1,983,682
    Mercury Computer Systems* .............       67,700          1,285,623
    Modtech Holdings* .....................      131,813          1,335,266
    Nanometrics* ..........................      118,000          1,221,300
    Old Dominion Freight Line* ............       41,300          1,461,607
    Orbital Sciences* .....................      281,000          3,268,030
    PeopleSupport* ........................      216,300          1,730,400
    Power-One* ............................      444,600          2,525,328
    Rush Enterprises, Cl A* ...............       82,291          1,239,303
    Standard Parking* .....................       79,500          1,531,170
    Waste Services* .......................      507,400          1,897,676
    WCA Waste* ............................      115,000          1,023,500
                                                               ------------
                                                                 42,402,865
                                                               ------------
INFORMATION TECHNOLOGY -- 29.8%
    Advanced Digital Information* .........      374,400          3,422,016
    answerthink* ..........................      722,977          2,812,381
    C-COR* ................................      188,000          1,002,040
    Carreker* .............................      267,464          1,468,377
    Cybersource* ..........................      165,700          1,110,190
    eCollege.com* .........................      143,500          2,283,085
    EFJ* ..................................      263,200          2,616,208
    Essex* ................................      171,500          3,081,855
    FARO Technologies* ....................       62,800          1,303,728
    First Advantage, Cl A* ................      106,600          2,790,788
    Forrester Research* ...................       61,969          1,193,523
    Intellisync* ..........................      367,300          1,597,755
    Mattson Technology* ...................      186,200          1,469,118
    Measurement Specialties* ..............       40,100            957,989
    NIC* ..................................      299,500          1,811,975
    Novatel Wireless* .....................      185,000          2,349,500
    Open Solutions* .......................       64,200          1,374,522
    Packeteer* ............................       79,600            628,044
    Phoenix Technologies* .................      601,200          3,571,128
    PLATO Learning* .......................      121,600            860,916
    Plexus* ...............................      193,000          3,410,310
    Quantum-DLT & Storage* ................    1,266,100          3,823,622
    Seachange International* ..............      498,600          3,121,236
    Sigmatel* .............................       43,000            585,230

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                                OCTOBER 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                SHARES/
                                              FACE AMOUNT          VALUE
                                              ------------     ------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- CONTINUED
    SonicWALL* ............................      397,500       $  2,766,600
    Spectralink ...........................      167,100          2,102,118
    Stratasys* ............................       53,400          1,266,648
    Terremark Worldwide* ..................       29,432             82,115
    Transaction Systems Architects* .......       34,400            929,144
    Ultratech* ............................      114,300          1,575,054
                                                               ------------
                                                                 57,367,215
                                                               ------------
MATERIALS -- 2.6%
    AMCOL International ...................       94,300          1,916,176
    Landec* ...............................      149,800          1,017,142
    Lesco .................................       48,201            790,496
    Material Sciences* ....................       83,500          1,269,200
                                                               ------------
                                                                  4,993,014
                                                               ------------
TELECOMMUNICATION SERVICES -- 0.6%
    InPhonic* .............................       82,100          1,187,166
                                                               ------------

TOTAL COMMON STOCK
         (Cost $161,700,865) ..............                     182,603,131
                                                               ------------
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
    Hoenig Group Escrow Receipt(A) ........       62,600             14,398
                                                               ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.0%
--------------------------------------------------------------------------------
CASH EQUIVALENTS (B) -- 11.0%
    HighMark 100% U.S. Treasury Money
      Market Fund
      Fiduciary Shares, 2.990% ............   $1,887,796          1,887,796
    HighMark Diversified Money Market
      Fund
      Fiduciary Shares, 3.430% ............    7,551,183          7,551,183
    HighMark U.S. Government Money Market
      Fund
      Fiduciary Shares, 3.320% ............    7,551,184          7,551,184
    Union Bank of California Money Market
      Fund
      Institutional Shares, 3.000% ........    4,040,816          4,040,816
                                                               ------------
    TOTAL SHORT-TERM INVESTMENTS
         (Cost $21,030,979) ...............                      21,030,979
                                                               ------------
    TOTAL INVESTMENTS -- 105.9%
         (Cost $182,731,844) ..............                     203,648,508
                                                               ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.9)%
--------------------------------------------------------------------------------
    Payable for Investment Securities Purchased                 (15,102,751)
    Payable for Capital Shares Redeemed ...                         (22,698)
    Investment Advisory Fees Payable ......                        (121,484)
    Administration Fees Payable ...........                         (18,469)
    Trustees' Fees Payable ................                          (7,433)
    Other Assets and Liabilities, Net .....                       3,993,168




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                                OCTOBER 31, 2005
--------------------------------------------------------------------------------


                                                                   VALUE
                                                               ------------
    TOTAL OTHER ASSETS AND LIABILITIES ....                     (11,279,667)
                                                               ------------


    NET ASSETS -- 100.0% ..................                    $192,368,841
                                                               ============
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
    Paid in Capital .......................                    $142,243,776
    Accumulated net realized gain on investments                 29,208,401
    Net unrealized appreciation on investments                   20,916,664
                                                               ------------

    NET ASSETS ............................                    $192,368,841
                                                               ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
    (unlimited authorization -- no par value)                     8,835,455
                                                               ============
    Net Asset Value, Offering and Redemption
         Price Per Share - Institutional  Class                $      21.77
                                                               ============

      *   NON-INCOME PRODUCING SECURITY
    (A)   SECURITY IS FAIR VALUED BY THE BOARD OF TRUSTEES.
    (B)   RATES SHOWN ARE THE 7-DAY YIELDS AS OF OCTOBER 31, 2005.
     CL   CLASS





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Rice Hall James Mid Cap Portfolio
Rice Hall James Small/Mid Cap Portfolio
Rice Hall James Micro Cap Portfolio:


We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Portfolio, (three of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") as of October 31, 2005, and for the year then ended and have issued our unqualified report thereon dated December 21, 2005 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR) . Our audit included an audit of Rice Hall James Micro Cap Portfolio's (the "Portfolio") Statement of Net Assets (the "Statement") as of October 31, 2005 appearing in Item 6 of this Form N-CSR. This Statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this Statement based on our audit.

In our opinion, the Statement referred to above, when read in conjunction with the financial statements of the Portfolio referred to above, presents fairly, in all material respects, the information set forth therein.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2005

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.